March 5, 2018

STRATEGIC FUNDS, INC

-Global Stock Fund

Supplement to Statement of Additional Information dated

March 31, 2017, as revised or amended May 1, 2017, September1, 2017,

September 29, 2017,November 1, 2017, November 29, 2017, December 29, 2017, February 1, 2018 and March 1, 2018

The following information supplements the share ownership information contained in the section of the Statement of Additional Information entitled "Share Ownership":

The following persons are known by each fund to own of record 5% or more of the indicated class of the fund's outstanding voting securities.  A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed to "control" (as defined in the 1940 Act) the fund.  All information for a fund is as of the date indicated for the first listed class.  Except as may be otherwise indicated, board members and officers, as a group, owned less than 1% of each class of each fund's voting securities outstanding as of the date indicated below.

February 28, 2018	GSF	Class A	National Financial Services LLC Attn.: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, NJ 07310	12.6533%

			Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	9.7550%

			Black & Spotted Dog Partners LLC 178 Conservation Way Sunderland, VT 05250-4465	8.6889%

			UBS WM USA 1000 Harbor Boulevard Weehawken, NJ 07088-6761	6.1949%

		Class C	Morgan Stanley & Company Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	18.4011%

			Merrill Lynch, Pierce, Fenner & Smith Incorporated 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246-6484	16.9665%

			Wells Fargo Clearing Services 2801 Market Street St. Louis, MO 63103-2523	16.4797%

			American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405	14.7919%

			UBS WM USA 499 Washington Boulevard Jersey City, NJ 07310-1995	14.7684%

			National Financial Services LLC Attn.: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, NJ 07310	5.3169%

		Class I	Wells Fargo Bank of Minnesota NA P.O. Box 560067 Charlotte, NC 28256-0067	25.5105%

			BNY Mellon P.O. Box 3198 Pittsburgh, PA 15230-3198	10.7540%

			National Financial Services LLC Attn.: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, NJ 07310	10.6484%

			TIAA-CREF Trust Co. Attn.: Trust Operations 211 North Broadway St. Louis, MO 63102-2733	8.8506%

			Comerica Bank P.O. Box 75000 Detroit, MI 48275	7.8945%

			MITRA & Co. c/o BMO Harris Bank 480 Pilgrim Way, Suite 1000 Green Bay, WI 54304	5.8802%

			Goldman Sachs & Co. 295 Chipeta Way Salt Lake City, UT 84108-1285	5.5214%

			Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	5.1304%

		Class Y	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	78.3059%

			Metropolitan Transportation Authority (MTA) Retiree Welfare Benefits Plan 314 Madison Avenue, 3rd Floor New York, New York 10017-3705	13.5447%

GRP3-SAISTK-0318